SEGMENTED INFORMATION (Tables)	6 Months Ended
Jun. 30, 2023
SCHEDULE OF SEGMENTED INFORMATION

June 30, 2023	Drones	Vital	Corporate	Total
Sales of goods	$2,962,174	$-	$-	$2,962,174
Provision of services	538,351	-	-	538,351
Total revenue	3,500,525	-	-	3,500,525
Segment loss	8,972,201	153,641	4,512,945	13,638,787
Finance and other costs	(43,689)	-	(3,063)	(46,752)
Depreciation	219,422	-	4,821	224,243
Amortization	17,979	-	-	17,979
Change in fair value of derivative liability	-	-	(57,314)	(57,314)
Loss on write down of inventory	199,647	-	-	199,647
Net loss for the year	$9,365,560	$153,641	$4,457,389	$13,976,590

June 30, 2022	Drones	Vital	Corporate	Total
Sales of goods	$3,170,700	$-	$-	$3,170,700
Provision of services	1,091,733	152,244	-	1,243,977
Total revenue	4,262,433	152,244	-	4,414,677
Segment loss	4,451,926	322,251	6,430,195	11,204,372
Finance and other costs	(157)	-	(21,510)	(21,667)
Depreciation	89,244	-	2,763	92,007
Amortization	21,910	67,236	-	89,146
Change in fair value of derivative liability	-	-	(4,863,578)	(4,863,578)
Loss on write-off of notes receivable	-	-	(771,260)	(771,260)
Net loss for the year	$4,562,923	$389,487	$776,610	$5,729,020

SCHEDULE OF GEOGRAPHIC REVENUE
	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
Revenue
Canada	$1,899,039	$2,136,047	$3,491,133	$4,052,431
United States	-	234,068	9,392	362,246
	$1,899,039	$2,370,115	$3,500,525	$4,414,677